Investments in Equity Securities and Obligations to Deliver Securities - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Investments in Equity Securities and Obligations to Deliver Securities [Line Items]
Number of equity shares acquired to cover the short position		100,000	100,000
Purchase of securities to cover short position	$ 1,800		$ 1,800
Number of additional equity shares purchased			200,000
Purchase of equity securities			$ 4,100
Proceeds from disposed of equity securities		$ 4,450	4,450	$ 1,273
Realized gain on equity securities		$ 201	201	$ 18
Investment in equity securities	0		0
Other Income [Member]
Investments in Equity Securities and Obligations to Deliver Securities [Line Items]
Realized loss on investments to cover short position	$ 193		(193)
Realized gain on equity securities			$ 394